Segment Reporting (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Segment Reporting [Abstract]
Investment advisory	$ 3,138,423	$ 4,020,791	$ 6,591,971
Fund management	63,508	139,070	92,674
Sales taxes	(21,297)	(20,680)	(35,109)
Total revenues	$ 3,180,634	$ 4,139,181	$ 6,649,536